FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value (Details) - USD ($) $ in Millions	12 Months Ended	24 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 05, 2017
Measurement of fair values
Financial assets	$ 9,299	$ 9,299	$ 8,059
Financial liabilities	(4,158)	(4,158)	(3,185)
Transfer from Level 1 to Level 2 assets		0
Transfer from Level 2 to Level 1 assets		0
Transfer into Level 3 assets		0
Transfer out of Level 3 assets		0
Transfer from Level 1 to Level 2 liabilities		0
Transfer from Level 2 to Level 1 liabilities		0
Transfer into Level 3 liabilities		0
Transfer out of Level 3 liabilities		0
Contingent consideration	141	141	99
Increase in consideration	54
Total consideration	124	124
Consideration paid	73
Remeasurement reduction	3
Rotation Medical Inc
Measurement of fair values
Contingent consideration				$ 72
Total consideration			210	$ 196
Acquisition consideration
Measurement of fair values
Financial liabilities	(141)	(141)	(99)
Forward foreign exhange contracts
Measurement of fair values
Financial liabilities	(22)	(22)	(20)
Currency swaps
Measurement of fair values
Financial liabilities	(1)	(1)	(2)
Forward foreign exhange contracts
Measurement of fair values
Financial assets	25	25	36
Investments
Measurement of fair values
Financial assets	7	7	34
Contingent consideration receivable
Measurement of fair values
Financial assets	39	39
Currency swaps
Measurement of fair values
Financial assets	1	1	1
Interest swaps
Measurement of fair values
Financial liabilities			(3)
Fair value - hedging instruments | Forward foreign exhange contracts
Measurement of fair values
Financial liabilities	(22)	(22)
Fair value - hedging instruments | Forward foreign exhange contracts
Measurement of fair values
Financial assets	25	25
Financial assets at fair value through profit or loss | Acquisition consideration
Measurement of fair values
Financial liabilities	(141)	(141)	(99)
Financial assets at fair value through profit or loss | Contingent consideration receivable
Measurement of fair values
Financial assets	39	39
Fair value through OCI | Currency swaps
Measurement of fair values
Financial liabilities	(1)	(1)	(2)
Fair value through OCI | Currency swaps
Measurement of fair values
Financial assets	1	1	1
Available-for-sale | Investments
Measurement of fair values
Financial assets	7	7	34
At fair value
Measurement of fair values
Financial assets	72	72	71
Financial liabilities	(164)	(164)	(124)
At fair value | Acquisition consideration
Measurement of fair values
Financial liabilities	(141)	(141)	(99)
At fair value | Acquisition consideration | Level 3
Measurement of fair values
Financial liabilities	(141)	(141)	(99)
At fair value | Forward foreign exhange contracts
Measurement of fair values
Financial liabilities	(22)	(22)	(20)
At fair value | Forward foreign exhange contracts | Level 2
Measurement of fair values
Financial liabilities	(22)	(22)	(20)
At fair value | Currency swaps
Measurement of fair values
Financial liabilities	(1)	(1)	(2)
At fair value | Currency swaps | Level 2
Measurement of fair values
Financial liabilities	(1)	(1)	(2)
At fair value | Forward foreign exhange contracts
Measurement of fair values
Financial assets	25	25	36
At fair value | Forward foreign exhange contracts | Level 2
Measurement of fair values
Financial assets	25	25	36
At fair value | Investments
Measurement of fair values
Financial assets	7	7	34
At fair value | Investments | Level 3
Measurement of fair values
Financial assets	7	7	34
At fair value | Contingent consideration receivable
Measurement of fair values
Financial assets	39	39
At fair value | Contingent consideration receivable | Level 3
Measurement of fair values
Financial assets	39	39
At fair value | Currency swaps
Measurement of fair values
Financial assets	1	1	1
At fair value | Currency swaps | Level 2
Measurement of fair values
Financial assets	1	1	1
At fair value | Interest swaps
Measurement of fair values
Financial liabilities			(3)
At fair value | Interest swaps | Level 2
Measurement of fair values
Financial liabilities			(3)
At fair value | Designated at fair value
Measurement of fair values
Financial liabilities			(23)
At fair value | Designated at fair value
Measurement of fair values
Financial assets	25	25	36
At fair value | Fair value - hedging instruments | Designated at fair value
Measurement of fair values
Financial liabilities	(22)	(22)
At fair value | Financial assets at fair value through profit or loss
Measurement of fair values
Financial liabilities	(141)	(141)	(99)
At fair value | Fair value through OCI
Measurement of fair values
Financial assets	1	1	1
At fair value | Fair value through OCI | Loans and receivables
Measurement of fair values
Financial liabilities	(1)	(1)	(2)
At fair value | Available-for-sale
Measurement of fair values
Financial assets	46	46	34
Not measured at fair value
Measurement of fair values
Financial assets	1,461	1,461	1,576
Financial liabilities	(2,861)	(2,861)	(2,351)
Not measured at fair value | Acquisition consideration
Measurement of fair values
Financial liabilities	(40)	(40)	(28)
Not measured at fair value | Bank overdrafts
Measurement of fair values
Financial liabilities	(20)	(20)	(32)
Not measured at fair value | Bank loans
Measurement of fair values
Financial liabilities	(857)	(857)	(311)
Not measured at fair value | Private placement debt in a hedge relationship
Measurement of fair values
Financial liabilities	(120)	(120)	(197)
Not measured at fair value | Trade and other payables
Measurement of fair values
Financial liabilities	(944)	(944)	(858)
Not measured at fair value | Trade receivables
Measurement of fair values
Financial assets	1,184	1,184	1,211
Not measured at fair value | Cash at bank
Measurement of fair values
Financial assets	277	277	365
Not measured at fair value | Other financial liabilities
Measurement of fair values
Financial liabilities	(2,821)	(2,821)	(2,323)
Not measured at fair value | Other financial liabilities | Bank overdrafts
Measurement of fair values
Financial liabilities	(20)	(20)	(32)
Not measured at fair value | Other financial liabilities | Bank loans
Measurement of fair values
Financial liabilities	(857)	(857)	(311)
Not measured at fair value | Other financial liabilities | Private placement debt in a hedge relationship
Measurement of fair values
Financial liabilities	(120)	(120)
Not measured at fair value | Other financial liabilities | Private placement debt
Measurement of fair values
Financial liabilities	(880)	(880)	(925)
Not measured at fair value | Other financial liabilities | Trade and other payables
Measurement of fair values
Financial liabilities	(944)	(944)	(858)
Not measured at fair value | Amortised cost | Private placement debt
Measurement of fair values
Financial liabilities	(880)	(880)	(925)
Not measured at fair value | Fair value - hedging instruments
Measurement of fair values
Financial assets	1,184	1,184
Not measured at fair value | Fair value - hedging instruments | Trade receivables
Measurement of fair values
Financial assets	1,184	1,184
Not measured at fair value | Amortised cost
Measurement of fair values
Financial assets	277	277
Not measured at fair value | Amortised cost | Cash at bank
Measurement of fair values
Financial assets	277	277
Not measured at fair value | Financial assets at fair value through profit or loss
Measurement of fair values
Financial liabilities			(28)
Not measured at fair value | Financial assets at fair value through profit or loss | Acquisition consideration
Measurement of fair values
Financial liabilities			$ (28)
Not measured at fair value | Financial assets at fair value through profit or loss | Fair value through profit or loss
Measurement of fair values
Financial liabilities	(40)	(40)
Not measured at fair value | Financial assets at fair value through profit or loss | Fair value through profit or loss | Acquisition consideration
Measurement of fair values
Financial liabilities	$ (40)	$ (40)